37 Commitments	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Commitments

37  Commitments

Commitments related to long-term contracts not yet incurred, and therefore not recognized in the financial statements, are as follows:

	12.31.2019	12.31.2018
Energy purchase and transportation contracts	137,279,155	140,638,024
Additions to property, plant and equipment
Construction of transmission lines and substations	115,732	214,086
Construction of HPP Colíder power plant	-	36,303
Construction of HPP Baixo Iguaçu	-	202,668
Construction of Cutia wind farm	-	40,392
Construction of SHP Bela Vista	111,481	-
Telecommunications works	90,769	115,710
Acquisition of assets for electricity distribution	428,441	528,109
Gas purchase contracts	859,211	1,339,848